Label	Element	Value
Roundhill Cannabis ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Roundhill Cannabis ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Roundhill Cannabis ETF (the “Fund”) seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem. The cannabis and hemp ecosystem encompasses businesses involved in the production, distribution and marketing of cannabis and hemp and products derived therefrom. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities, including common stock and depositary receipts, of companies and real estate investment trusts (“REITs”) that derive at least 50% of their net revenue from, or invest a majority of their assets in, the cannabis and hemp ecosystem (“Cannabis Companies”) and in derivatives that have economic characteristics similar to such securities.
The cannabis and hemp ecosystem spans a wide variety of sectors and industries including the agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance sectors and industries. Cannabis Companies may be categorized within any of these sectors and industries and engage in the cannabis and hemp ecosystem in several ways, including the following:
•Production and/or distribution of cannabis-related and/or hemp-related products, including those for medical (including research and development) and therapeutic uses;
•Business to business providers for the cannabis and hemp ecosystem, including technology, agricultural technology, real estate, financing, and commercial services companies; and/or
•Business to consumer providers for the cannabis industry, including technology and media, consumption devices/mechanisms, and retailing companies.
Generally, the terms “marijuana” and “cannabis” are used interchangeably and refer to products derived from the cannabis plant, including cannabinoids. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless such business is permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.
Roundhill Financial Inc. (the “Adviser”), the investment adviser to the Fund, uses qualitative factors, such as publicly available company filings, publicly available research, and press releases, to identify a universe of Cannabis Companies by determining a company’s thematic relevance to the cannabis and hemp ecosystem. Based on its analysis, each Cannabis Company selected for the Fund will be assigned a weight that generally will be on a modified market capitalization basis, to seek to create a portfolio that reflects companies that contribute to the cannabis and hemp ecosystem through a variety of cannabis-related products and services.
The Fund may invest in securities issued by small, medium and large capitalization companies operating in emerging, frontier, and developed market countries. The Fund may purchase equity securities that trade on U.S. or non-U.S. securities exchanges and American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may invest in both equity and mortgage REITs. Further, the Fund may utilize derivative instruments that are available or traded on the over-the-counter (“OTC”) market or listed and traded on an exchange to obtain expose to Cannabis Companies. The Fund anticipates investing primarily in total return swaps to obtain such exposure. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets.
The Fund expects to concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group as defined by the Global Industry Classification (GICS®) or other similar categorization scheme. This level of exposure may change over time and in response to changes in the cannabis and hemp ecosystem. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its objective. The following risks could affect the value of your investment in the Fund:
•United States Regulatory Risks of the Cannabis Industry. The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalize its use for medicinal and recreational purposes. Actions by federal regulatory agencies, such as increased enforcement of current federal marijuana laws and the prosecution of nonviolent federal drug crimes by the U.S. Department of Justice (“DOJ”), could produce a chilling effect on the industry’s growth and discourage banks from expanding their services to Cannabis Companies where such services are currently limited. Any of these outcomes would negatively affect the profitability and value of the Fund’s investments and even its ability to pursue its stated investment objective. The conflict between the regulation of marijuana under federal and state law creates volatility and risk for all Cannabis Companies.
Because marijuana is a Schedule I controlled substance under the Controlled Substances Act (“CSA”), meaning that it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the United States, no drug product containing cannabis or cannabis extracts has been approved for use by the Food and Drug Administration (“FDA”) or obtained registrations for commercial production from the U.S. Drug Enforcement Agency (“DEA”), and there is no guarantee that such products will ever be legally produced or sold in the U.S. Cannabis Companies in the U.S. that engage in research, manufacturing, distributing, importing or exporting, or dispensing controlled substances must be registered (licensed) to perform these activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. Failure to obtain the necessary registrations or comply with necessary regulatory requirements may significantly impair the ability of certain companies in which the Fund invests to pursue medical marijuana research or to otherwise cultivate, possess or distribute marijuana. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986 (“Internal Revenue Code”) applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the CSA) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of Cannabis Companies.
•Non-U.S. Regulatory Risks of the Cannabis Industry. Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of marijuana vary throughout the world, and the Fund will only invest in non-U.S. Cannabis Companies if such companies are operating legally in the relevant jurisdiction. Even if a company's operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.
•Operational Risks of the Cannabis Industry. Companies involved in the cannabis industry face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the cultivation, possession, and distribution of cannabis can be illegal under United States federal law under certain circumstances, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.
•United States Regulatory Risks of Hemp. “Hemp,” as defined in the Agriculture Improvement Act of 2018 (the “Farm Bill”), refers to cannabis plants with a tetrahydrocannabinol (“THC”) concentration of not more than 0.3% on a dry weight basis, as well as derivatives thereof, whereas “marijuana” refers to all other cannabis plants and derivatives thereof. The Farm Bill effectively removes hemp from the list of controlled substances and allows states to regulate its production, commerce and research with approval from the United States Department of Agriculture (“USDA”). Certain portfolio holdings may sell dietary supplements and/or foods containing CBD within the United States. While the Farm Bill removes hemp and hemp-derived products from the controlled substances list under the CSA, it does not legalize CBD in every circumstance. CBD, depending on the source from which it was derived, can still be classified as a Schedule I substance under the CSA’s definition of “marihuana.” The exception for CBD from the definition of “marihuana” only applies if the CBD is derived from “hemp.” U.S. federal law also requires that: (i) the hemp is produced by a licensed producer; and (ii) in a manner consistent with the applicable federal and state regulations. CBD and other cannabinoids produced from marijuana as defined by the CSA remain an illegal Schedule I substance under federal law. In addition, many state laws include all CBD within definitions of marijuana and some states have policies or laws that otherwise prohibit or restrict CBD sales.
The Farm Bill delegates to the FDA responsibility for regulating products containing hemp or derivatives thereof (including CBD) under the Federal Food, Drug, and Cosmetic Act (the “FD&C”). Under the FD&C, if a substance (such as CBD) is an active ingredient in a drug product that has been approved by the FDA, then the substance cannot be sold in dietary supplements or foods without FDA approval, unless the substance was marketed as a dietary supplement or as a conventional food before the drug was approved or before the new drug investigations were authorized. The FDA has publicly taken the position that CBD cannot be sold in dietary supplements or foods because CBD is an active ingredient in an FDA-approved drug. Future federal and/or state laws or regulations could drastically curtail permissible uses of hemp, which could have an adverse effect of the value of the Fund’s investments in companies with business interests in hemp and hemp-based products.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Counterparty Risk. The Fund may use swap agreements to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
•Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. In an extreme case, a shareholder’s ability to transact in Fund shares may be affected.
•Derivatives Risk. The Fund intends to invest in total return swaps, which are a type of derivative. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s use of derivatives to obtain short exposure, if any, may result in greater volatility of the Fund's NAV per share. If the Adviser and Sub-Adviser are incorrect about their expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
•Depositary Receipt Risk. Depositary receipts, including ADRs and GDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
•Emerging and Developing Markets Risk. The Fund’s direct or indirect investments in securities of issuers in emerging and developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation, or currency devaluation.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Transaction Risk. The Fund expects to effect certain of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Frontier Markets Risk. Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Securities may have limited marketability and be subject to erratic price movements. Frontier markets may be impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.
•Health Care Sector Risk. Companies in the Health Care Sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, litigation, obsolescence of technology and an increased emphasis on the delivery of health care through outpatient services.
◦Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. The Fund will concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology and Life Sciences Industry Group within the Health Care Sector. Companies in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.
•Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
•REITs Risk. REITs are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roundhillinvestments.com
Roundhill Cannabis ETF | Roundhill Cannabis ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEED
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 224

[1]	Estimated for the current fiscal year.